Investment Objectives and Goals - Prospectus Summary	Dec. 31, 2025
NYLI VP American Century Sustainable Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP American Century Large Cap Equity Portfolio (formerly, NYLI VP American Century Sustainable Equity Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital growth. Income is a secondary objective.
NYLI VP Candriam Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Candriam Emerging Markets Equity Portfolio (formerly, NYLI VP Candriam Emerging Markets Equity Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
NYLI VP Dimensional U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Dimensional U.S. Equity Portfolio (formerly, NYLI VP Dimensional U.S. Equity Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Epoch U.S. Equity Yield Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Epoch U.S. Equity Yield Portfolio (formerly, NYLI VP Epoch U.S. Equity Yield Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income and capital appreciation.
NYLI VP Fidelity Institutional AM Utilities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Fidelity Institutional AM® Utilities Portfolio (formerly, NYLI VP Fidelity Institutional AM ® Utilities Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
NYLI VP MFS Investors Trust Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MFS® Investors Trust Portfolio (formerly, NYLI VP MFS ® Investors Trust Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
NYLI VP MFS Research Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MFS® Research Portfolio (formerly, NYLI VP MFS ® Research Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
NYLI VP Natural Resources Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Natural Resources Portfolio (formerly, NYLI VP Natural Resources Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
NYLI VP Newton Technology Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Newton Technology Growth Portfolio (formerly, NYLI VP Newton Technology Growth Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
NYLI VP PineStone International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP PineStone International Equity Portfolio (formerly, NYLI VP PineStone International Equity Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
NYLI VP S&P 500 Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP S&P 500 Index Portfolio (formerly, NYLI VP S&P 500 Index Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
NYLI VP Schroders Mid Cap Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Schroders Mid Cap Opportunities Portfolio (formerly, NYLI VP Schroders Mid Cap Opportunities Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Small Cap Growth Portfolio (formerly, NYLI VP Small Cap Growth Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
NYLI VP Wellington Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Wellington Growth Portfolio (formerly, NYLI VP Wellington Growth Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Wellington Small Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Wellington Small Cap Portfolio (formerly, NYLI VP Wellington Small Cap Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Winslow Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Winslow Large Cap Growth Portfolio (formerly, NYLI VP Winslow Large Cap Growth Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Balanced Portfolio (formerly, NYLI VP Balanced Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
NYLI VP Income Builder Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Income Builder Portfolio (formerly, NYLI VP Income Builder Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income consistent with reasonable opportunity for future growth of capital and income.
NYLI VP Janus Henderson Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Janus Henderson Balanced Portfolio (formerly, NYLI VP Janus Henderson Balanced Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MacKay Convertible Portfolio (formerly, NYLI VP MacKay Convertible Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation together with current income.
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MacKay Convertible Portfolio (formerly, NYLI VP MacKay Convertible Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation together with current income.
NYLI VP CBRE Global Infrastructure Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP CBRE Global Infrastructure Portfolio (formerly, NYLI VP CBRE Global Infrastructure Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
NYLI VP Hedge Multi-Strategy Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Hedge Multi-Strategy Portfolio (formerly, NYLI VP Hedge Multi-Strategy Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Portfolio seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill).

NYLI VP Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Bond Portfolio (formerly, NYLI VP Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
NYLI VP Floating Rate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Floating Rate Portfolio (formerly, NYLI VP Floating Rate Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks high current income.
NYLI VP MacKay High Yield Corporate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MacKay High Yield Corporate Bond Portfolio (formerly, NYLI VP MacKay High Yield Corporate Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
NYLI VP MacKay Strategic Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MacKay Strategic Bond Portfolio (formerly, NYLI VP MacKay Strategic Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return by investing primarily in domestic and foreign debt securities.
NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio (formerly, NYLI VP MacKay U.S. Infrastructure Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income.
NYLI VP Pimco Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP PIMCO Real Return Portfolio (formerly, NYLI VP PIMCO Real Return Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
NYLI VP U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP U.S. Government Money Market Portfolio (formerly, NYLI VP U.S. Government Money Market Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks a high level of current income while preserving capital and maintaining liquidity.
NYLI VP Conservative Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Conservative Allocation Portfolio (formerly, NYLI VP Conservative Allocation Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income and, secondarily, long-term growth of capital.
NYLI VP Equity Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Equity Allocation Portfolio (formerly, NYLI VP Equity Allocation Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital.
NYLI VP Growth Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Growth Allocation Portfolio (formerly, NYLI VP Growth Allocation Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital and, secondarily, current income.
NYLI VP Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM VP Moderate Allocation Portfolio (formerly, NYLI VP Moderate Allocation Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term growth of capital and, secondarily, current income.